Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Accumulated Other Comprehensive Loss
Schedule of components of accumulated other comprehensive loss, net of related taxes

	December 31,
(Thousands of dollars)	2011	2010	2009

Cumulative foreign currency translation adjustment	$(93,669)	$(81,280)	$(77,576)
Unrealized gain (loss) on investments	(311)	445	2,579
Unrecognized pension cost	(62,085)	(43,072)	(39,789)

Accumulated other comprehensive loss	$(156,065)	$(123,907)	$(114,786)